Intangible assets other than goodwill	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]
Note 17
Intangible assets
other than goodwill

The intangible assets movement are detailed as follows:

	Trademarks	Software programs	Water rights	Distribution rights	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2020
Historic cost	106,358,718	42,908,693	3,199,349	845,379	153,312,139
Accumulated amortization	-	(27,060,359)	-	(633,114)	(27,693,473)
Book Value	106,358,718	15,848,334	3,199,349	212,265	125,618,666

As of December 31, 2020
Additions	-	9,015,090	-	-	9,015,090
Additions for business combinations (cost) (1)	962,619	-	-	-	962,619
Divestitures (cost)	-	(81,714)	-	-	(81,714)
Divestitures (amortization)	-	68,545	-	-	68,545
Amortization of year	-	(2,408,529)	-	(94,155)	(2,502,684)
Conversion effect	(13,918,619)	(713,228)	-	(171,349)	(14,803,196)
Effect of conversion (amortization)	-	314,736	-	102,833	417,569
Others increase (decreased) (2)	9,245,717	230,951	-	85,878	9,562,546
Changes	(3,710,283)	6,425,851	-	(76,793)	2,638,775
Book Value	102,648,435	22,274,185	3,199,349	135,472	128,257,441

As of December 31, 2020
Historic cost	102,648,435	51,359,792	3,199,349	759,908	157,967,484
Accumulated amortization	-	(29,085,607)	-	(624,436)	(29,710,043)
Book Value	102,648,435	22,274,185	3,199,349	135,472	128,257,441

As of December 31, 2021
Additions	-	5,124,679	-	-	5,124,679
Divestitures (cost)	-	(3,507,642)	-	-	(3,507,642)
Divestitures (amortization)	-	3,272,460	-	-	3,272,460
Amortization of year	-	(3,313,510)	-	(198,686)	(3,512,196)
Conversion effect	2,093,513	182,662	-	31,008	2,307,183
Effect of conversion (amortization)	-	(193,898)	-	(34,622)	(228,520)
Others increase (decreased) (2)	16,901,227	1,239,653	-	2,089,408	20,230,288
Changes	18,994,740	2,804,404	-	1,887,108	23,686,252
Book Value	121,643,175	25,078,589	3,199,349	2,022,580	151,943,693

As of December 31, 2021
Historic cost	121,643,175	54,399,144	3,199,349	2,880,324	182,121,992
Accumulated amortization	-	(29,320,555)	-	(857,744)	(30,178,299)
Book Value	121,643,175	25,078,589	3,199,349	2,022,580	151,943,693
(1) See
Note 15 – Business combinations d).
(2)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.

There are no restrictions or pledges on intangible assets.
The cash generating units associated to the
trademarks are detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2021	As of December 31, 2020
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	32,910,686	31,794,599
	Manantial S.A.	1,166,000	1,166,000
	Compañía Pisquera de Chile S.A.	1,363,782	1,363,782
	Cervecería Kunstmann S.A. (1)	2,113,683	2,397,674
	Sub-Total	37,554,151	36,722,055
International Business	CCU Argentina S.A. and subsidiaries	51,457,083	35,260,216
	Marzurel S.A., Coralina S.A. and Milotur S.A.	2,337,366	2,076,714
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	3,747,752	3,137,761
	Bebidas Bolivianas BBO S.A.	6,621,507	5,573,122
	Sub-Total	64,163,708	46,047,813
Wines	Viña San Pedro Tarapacá S.A. (2)	19,925,316	19,878,567
	Sub-Total	19,925,316	19,878,567
Total		121,643,175	102,648,435
(1)	See Note 15 – Business combinations , letters d).
(2)	See Note 15 – Business combinations, letters e) .

Management has carried out impairment tests, from which no evidence of impairment has emerged. Regarding Trademarks with an indefinite useful life, the same methodology has been used as indicated in
Note 18 - Goodwill.